UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

Manzil Russell Halal USA Broad Market ETF Ticker: MNZL Listed on: The Nasdaq Stock Market LLC	January 31, 2026 Semi-Annual Shareholder Report https://manzilfunds.com/

This semi-annual shareholder report contains important information about the Manzil Russell Halal USA Broad Market ETF (the “Fund”) for the period of November 18, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://manzilfunds.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.40%

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,150,623	Portfolio Turnover Rate*	7%
# of Portfolio Holdings	453	Advisory Fees Paid	$1,036
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	40.4%
Health Care	18.8%
Consumer Discretionary	13.2%
Industrials	12.4%
Materials	4.6%
Consumer Staples	4.2%
Energy	2.3%
Real Estate	2.1%
Communication Services	1.1%
Utilities	0.5%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	14.7%
Broadcom, Inc.	6.0%
Tesla, Inc.	4.7%
Eli Lilly & Co.	3.3%
Johnson & Johnson	2.1%
Micron Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
Advanced Micro Devices, Inc.	1.5%
Home Depot, Inc.	1.4%
Procter & Gamble Co.	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://manzilfunds.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2026

(b) Not applicable.
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 1.1%
Advertising - 0.1%
DoubleVerify Holdings, Inc. (a)	18	$194
Trade Desk, Inc. - Class A (a)	54	1,638
		1,832
Cable & Satellite - 0.0% (b)
Liberty Broadband Corp. - Class C (a)	12	577

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	846	22,174

Interactive Home Entertainment - 0.2%
ROBLOX Corp. - Class A (a)	72	4,735

Interactive Media & Services - 0.1%
IAC, Inc. (a)	6	222
Pinterest, Inc. - Class A (a)	72	1,593
Reddit, Inc. - Class A (a)	14	2,524
ZoomInfo Technologies, Inc. (a)	36	290
		4,629
Total Communication Services		33,947

Consumer Discretionary - 13.2%
Apparel Retail - 1.0%
Burlington Stores, Inc. (a)	6	1,775
Gap, Inc.	30	840
Ross Stores, Inc.	40	7,546
TJX Cos., Inc.	137	20,524
		30,685
Apparel, Accessories & Luxury Goods - 0.3%
Amer Sports, Inc. (a)	18	659
Columbia Sportswear Co.	6	332
Lululemon Athletica, Inc. (a)	12	2,094
PVH Corp.	6	374
Ralph Lauren Corp.	6	2,121
Tapestry, Inc.	24	3,046
Under Armour, Inc. - Class A (a)	24	148
Under Armour, Inc. - Class C (a)	20	121
		8,895
Automobile Manufacturers - 4.8%
Tesla, Inc. (a)	347	149,352
Thor Industries, Inc.	6	671
		150,023
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	24	$1,818
BorgWarner, Inc.	24	1,138
Gentex Corp.	24	552
Lear Corp.	6	703
		4,211
Automotive Retail - 0.8%
AutoZone, Inc. (a)	2	7,408
Carvana Co. (a)	18	7,220
O'Reilly Automotive, Inc. (a)	102	10,038
Valvoline, Inc. (a)	18	589
		25,255
Broadline Retail - 0.3%
Coupang, Inc. (a)	150	3,024
eBay, Inc.	54	4,926
Macy's, Inc.	30	600
Ollie's Bargain Outlet Holdings, Inc. (a)	6	662
		9,212
Consumer Electronics - 0.1%
Garmin Ltd.	18	3,630

Distributors - 0.2%
Genuine Parts Co.	18	2,502
LKQ Corp.	30	985
Pool Corp.	6	1,525
		5,012
Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	6	556
Duolingo, Inc. (a)	6	804
Grand Canyon Education, Inc. (a)	6	1,043
		2,403
Footwear - 0.4%
Birkenstock Holding PLC (a)	6	227
Crocs, Inc. (a)	6	503
Deckers Outdoor Corp. (a)	18	2,148
NIKE, Inc. - Class B	138	8,530
On Holding AG - Class A (a)	24	1,086
		12,494
Home Furnishings - 0.0% (b)
Mohawk Industries, Inc. (a)	6	710

Home Improvement Retail - 2.0%
Floor & Decor Holdings, Inc. - Class A (a)	12	792
Home Depot, Inc.	121	45,325
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Lowe's Cos., Inc.	70	$18,694
		64,811
Homebuilding - 0.5%
DR Horton, Inc.	30	4,465
Lennar Corp. - Class A	24	2,625
PulteGroup, Inc.	24	3,002
Toll Brothers, Inc.	12	1,734
TopBuild Corp. (a)	6	2,808
		14,634
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	12	2,456

Hotels, Resorts & Cruise Lines - 0.6%
Airbnb, Inc. - Class A (a)	50	6,468
Choice Hotels International, Inc.	6	617
Marriott International, Inc. - Class A	30	9,459
Viking Holdings Ltd. (a)	18	1,299
		17,843
Household Appliances - 0.0% (b)
SharkNinja, Inc. (a)	12	1,418

Leisure Facilities - 0.0% (b)
Planet Fitness, Inc. - Class A (a)	12	1,092

Leisure Products - 0.0% (b)
YETI Holdings, Inc. (a)	12	549

Other Specialty Retail - 0.3%
Chewy, Inc. - Class A (a)	24	699
Dick's Sporting Goods, Inc.	6	1,212
Five Below, Inc. (a)	6	1,150
Tractor Supply Co.	66	3,358
Ulta Beauty, Inc. (a)	6	3,884
		10,303
Restaurants - 1.5%
Cava Group, Inc. (a)	12	727
Chipotle Mexican Grill, Inc. (a)	162	6,297
Dutch Bros, Inc. - Class A (a)	12	653
McDonald's Corp.	86	27,090
Starbucks Corp.	138	12,689
Wingstop, Inc.	6	1,593
		49,049
Specialized Consumer Services - 0.1%
H&R Block, Inc.	18	710
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Liberty Live Holdings, Inc. - Class C (a)	6	$495
Service Corp. International	18	1,448
		2,653
Total Consumer Discretionary		417,338

Consumer Staples - 4.2%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	60	4,039

Consumer Staples Merchandise Retail - 0.1%
Dollar Tree, Inc. (a)	24	2,822

Food Retail - 0.0% (b)
Maplebear, Inc. (a)	18	669

Household Products - 1.9%
Church & Dwight Co., Inc.	30	2,887
Clorox Co.	12	1,353
Colgate-Palmolive Co.	96	8,668
Kimberly-Clark Corp.	42	4,200
Procter & Gamble Co.	288	43,710
Reynolds Consumer Products, Inc.	6	139
		60,957
Packaged Foods & Meats - 0.6%
Freshpet, Inc. (a)	6	418
Hershey Co.	18	3,506
Kraft Heinz Co.	102	2,421
McCormick & Co., Inc.	30	1,855
Mondelez International, Inc. - Class A	156	9,121
		17,321
Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	12	299
elf Beauty, Inc. (a)	6	510
Estee Lauder Cos., Inc. - Class A	30	3,458
Kenvue, Inc.	228	3,967
		8,234
Soft Drinks & Non-alcoholic Beverages - 1.2%
Celsius Holdings, Inc. (a)	18	945
Keurig Dr Pepper, Inc.	156	4,280
Monster Beverage Corp. (a)	84	6,784
PepsiCo, Inc.	168	25,810
		37,819
Total Consumer Staples		131,861

The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Energy - 2.3%
Integrated Oil & Gas - 0.1%
Occidental Petroleum Corp.	84	$3,813

Oil & Gas Equipment & Services - 0.7%
Baker Hughes Co.	120	6,725
Halliburton Co.	102	3,419
NOV, Inc.	42	771
SLB Ltd.	180	8,708
TechnipFMC PLC	48	2,675
Weatherford International PLC	6	564
		22,862
Oil & Gas Exploration & Production - 1.2%
Antero Resources Corp. (a)	36	1,309
APA Corp.	42	1,109
ConocoPhillips	150	15,634
Devon Energy Corp.	72	2,895
EOG Resources, Inc.	66	7,401
Expand Energy Corp.	24	2,698
Matador Resources Co.	12	543
Ovintiv, Inc.	30	1,304
Range Resources Corp.	30	1,135
Texas Pacific Land Corp.	7	2,439
		36,467
Oil & Gas Refining & Marketing - 0.3%
HF Sinclair Corp.	18	936
Phillips 66	48	6,891
		7,827
Total Energy		70,969

Health Care - 18.8%
Biotechnology - 3.8%
AbbVie, Inc.	216	48,170
Alnylam Pharmaceuticals, Inc. (a)	14	4,733
Apellis Pharmaceuticals, Inc. (a)	12	271
Biogen, Inc. (a)	18	3,238
BioMarin Pharmaceutical, Inc. (a)	24	1,357
Exact Sciences Corp. (a)	24	2,456
Exelixis, Inc. (a)	30	1,241
Gilead Sciences, Inc.	150	21,292
Halozyme Therapeutics, Inc. (a)	12	860
Incyte Corp. (a)	18	1,801
Insmed, Inc. (a)	24	3,765
Ionis Pharmaceuticals, Inc. (a)	19	1,571
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Natera, Inc. (a)	18	$4,161
Neurocrine Biosciences, Inc. (a)	12	1,633
Regeneron Pharmaceuticals, Inc.	12	8,897
Sarepta Therapeutics, Inc. (a)	12	244
Summit Therapeutics, Inc. (a)	12	174
Ultragenyx Pharmaceutical, Inc. (a)	12	289
Vertex Pharmaceuticals, Inc. (a)	31	14,567
		120,720
Health Care Distributors - 1.0%
Cardinal Health, Inc.	30	6,446
Cencora, Inc.	24	8,621
Henry Schein, Inc. (a)	12	906
McKesson Corp.	18	14,962
		30,935
Health Care Equipment - 4.4%
Abbott Laboratories	211	23,062
Becton Dickinson & Co.	36	7,325
Boston Scientific Corp. (a)	184	17,210
Dexcom, Inc. (a)	48	3,506
Edwards Lifesciences Corp. (a)	66	5,370
Envista Holdings Corp. (a)	18	422
GE HealthCare Technologies, Inc.	54	4,264
Globus Medical, Inc. - Class A (a)	12	1,088
Hologic, Inc. (a)	24	1,798
IDEXX Laboratories, Inc. (a)	12	8,046
Inspire Medical Systems, Inc. (a)	6	455
Insulet Corp. (a)	8	2,047
Intuitive Surgical, Inc. (a)	43	21,681
Masimo Corp. (a)	6	824
Medtronic PLC	156	16,062
Penumbra, Inc. (a)	6	2,149
ResMed, Inc.	18	4,650
STERIS PLC	12	3,151
Stryker Corp.	42	15,522
Teleflex, Inc.	6	626
		139,258
Health Care Facilities - 0.1%
Encompass Health Corp.	12	1,134
Universal Health Services, Inc. - Class B	6	1,208
		2,342
Health Care Services - 0.2%
Chemed Corp.	1	427
Labcorp Holdings, Inc.	12	3,258
Quest Diagnostics, Inc.	13	2,432
		6,117
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	6	$978
Cooper Cos., Inc. (a)	24	1,953
		2,931
Health Care Technology - 0.0% (b)
Certara, Inc. (a)	12	105

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	36	4,819
Avantor, Inc. (a)	78	852
Bio-Techne Corp.	18	1,154
Bruker Corp.	12	531
Charles River Laboratories International, Inc. (a)	6	1,263
Danaher Corp.	78	17,073
Illumina, Inc. (a)	18	2,607
Medpace Holdings, Inc. (a)	3	1,747
Mettler-Toledo International, Inc. (a)	2	2,746
QIAGEN NV	20	1,073
Repligen Corp. (a)	6	896
Revvity, Inc.	12	1,306
Tempus AI, Inc. (a)	12	718
Thermo Fisher Scientific, Inc.	47	27,195
Waters Corp. (a)	7	2,595
West Pharmaceutical Services, Inc.	9	2,080
		68,655
Pharmaceuticals - 7.0%
Corcept Therapeutics, Inc. (a)	12	478
Eli Lilly & Co.	99	102,678
Johnson & Johnson	294	66,812
Merck & Co., Inc.	307	33,853
Pfizer, Inc.	678	17,926
		221,747
Total Health Care		592,810

Industrials - 12.4%
Aerospace & Defense - 0.1%
Loar Holdings, Inc. (a)	6	412
Rocket Lab Corp. (a)	48	3,843
		4,255
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	6	680
Toro Co.	12	1,098
		1,778
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	12	$2,339
Expeditors International of Washington, Inc.	18	2,890
FedEx Corp.	27	8,701
GXO Logistics, Inc. (a)	12	679
United Parcel Service, Inc. - Class B	90	9,560
		24,169
Building Products - 1.3%
A O Smith Corp.	12	882
AAON, Inc.	6	546
Advanced Drainage Systems, Inc.	6	912
Allegion PLC	12	1,985
Armstrong World Industries, Inc.	6	1,103
Builders FirstSource, Inc. (a)	12	1,373
Carlisle Cos., Inc.	6	2,045
Carrier Global Corp.	96	5,720
Fortune Brands Innovations, Inc.	12	649
Hayward Holdings, Inc. (a)	24	387
Johnson Controls International PLC	78	9,302
Lennox International, Inc.	6	2,971
Masco Corp.	24	1,586
Simpson Manufacturing Co., Inc.	6	1,061
Trane Technologies PLC	26	10,935
Trex Co., Inc. (a)	12	497
		41,954
Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	12	2,433
Knight-Swift Transportation Holdings, Inc.	18	992
Landstar System, Inc.	6	896
Old Dominion Freight Line, Inc.	24	4,157
Saia, Inc. (a)	6	2,009
Schneider National, Inc. - Class B	6	161
XPO, Inc. (a)	12	1,777
		12,425
Construction & Engineering - 0.8%
AECOM	18	1,736
API Group Corp. (a)	42	1,746
Comfort Systems USA, Inc.	6	6,852
EMCOR Group, Inc.	6	4,324
Everus Construction Group, Inc. (a)	6	531
MasTec, Inc. (a)	6	1,443
Quanta Services, Inc.	18	8,543
Valmont Industries, Inc.	3	1,337
		26,512
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	8	$869
Cummins, Inc.	18	10,419
PACCAR, Inc.	60	7,375
Westinghouse Air Brake Technologies Corp.	22	5,063
		23,726
Data Processing & Outsourced Services - 0.0% (b)
Genpact Ltd.	18	794

Diversified Support Services - 0.5%
Cintas Corp.	42	8,038
Copart, Inc. (a)	108	4,383
RB Global, Inc.	24	2,726
		15,147
Electrical Components & Equipment - 1.0%
Acuity, Inc.	6	1,855
Emerson Electric Co.	66	9,699
Generac Holdings, Inc. (a)	6	1,008
Hubbell, Inc.	6	2,928
nVent Electric PLC	18	2,021
Rockwell Automation, Inc.	13	5,481
Vertiv Holdings Co. - Class A	48	8,937
		31,929
Environmental & Facilities Services - 0.7%
Clean Harbors, Inc. (a)	6	1,560
Republic Services, Inc.	24	5,162
Rollins, Inc.	36	2,280
Tetra Tech, Inc.	30	1,130
Veralto Corp.	30	2,969
Waste Management, Inc.	44	9,779
		22,880
Heavy Electrical Equipment - 0.8%
GE Vernova, Inc.	34	24,697

Human Resource & Employment Services - 0.1%
ManpowerGroup, Inc.	6	218
Paycom Software, Inc.	6	809
Robert Half, Inc.	12	415
		1,442
Industrial Conglomerates - 0.3%
3M Co.	66	10,108

Industrial Machinery & Supplies & Components - 1.5%
Donaldson Co., Inc.	12	1,223
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Dover Corp.	18	$3,627
Esab Corp.	6	727
Flowserve Corp.	18	1,407
Fortive Corp.	42	2,218
Gates Industrial Corp. PLC (a)	30	690
Graco, Inc.	18	1,572
IDEX Corp.	12	2,383
Illinois Tool Works, Inc.	36	9,405
Ingersoll Rand, Inc.	48	4,132
Lincoln Electric Holdings, Inc.	6	1,592
Middleby Corp. (a)	6	883
Mueller Industries, Inc.	12	1,634
Nordson Corp.	6	1,647
Otis Worldwide Corp.	48	4,100
Pentair PLC	18	1,897
Snap-on, Inc.	6	2,197
Stanley Black & Decker, Inc.	18	1,416
Timken Co.	6	559
Xylem, Inc.	30	4,136
		47,445
Marine Transportation - 0.0% (b)
Kirby Corp. (a)	6	706

Office Services & Supplies - 0.0% (b)
MSA Safety, Inc.	6	1,063

Passenger Airlines - 0.3%
Delta Air Lines, Inc.	78	5,139
Southwest Airlines Co.	54	2,566
		7,705
Passenger Ground Transportation - 0.6%
Lyft, Inc. - Class A (a)	48	810
Uber Technologies, Inc. (a)	240	19,212
		20,022
Rail Transportation - 1.0%
CSX Corp.	222	8,383
Norfolk Southern Corp.	26	7,572
Union Pacific Corp.	72	16,927
		32,882
Research & Consulting Services - 0.1%
FTI Consulting, Inc. (a)	6	1,048
Jacobs Solutions, Inc.	12	1,623
		2,671
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	6	$1,562
Core & Main, Inc. - Class A (a)	24	1,281
Fastenal Co.	138	5,984
Ferguson Enterprises, Inc.	24	6,059
FTAI Aviation Ltd.	12	3,268
MSC Industrial Direct Co., Inc. - Class A	6	506
QXO, Inc. (a)	72	1,597
SiteOne Landscape Supply, Inc. (a)	6	861
United Rentals, Inc.	8	6,256
Watsco, Inc.	6	2,319
WW Grainger, Inc.	6	6,480
		36,173
Total Industrials		390,483

Information Technology - 40.4% (c)
Application Software - 3.1%
Adobe, Inc. (a)	50	14,662
Atlassian Corp. - Class A (a)	18	2,127
Aurora Innovation, Inc. (a)	126	529
Autodesk, Inc. (a)	24	6,069
Bentley Systems, Inc. - Class B	18	632
Cadence Design Systems, Inc. (a)	32	9,484
Confluent, Inc. - Class A (a)	36	1,099
Datadog, Inc. - Class A (a)	37	4,785
Docusign, Inc. (a)	24	1,261
Dropbox, Inc. - Class A (a)	24	612
Dynatrace, Inc. (a)	36	1,371
Elastic NV (a)	12	791
Fair Isaac Corp. (a)	3	4,390
HubSpot, Inc. (a)	6	1,680
Manhattan Associates, Inc. (a)	6	906
Nutanix, Inc. - Class A (a)	30	1,180
Pegasystems, Inc.	12	524
Procore Technologies, Inc. (a)	12	678
PTC, Inc. (a)	12	1,874
Roper Technologies, Inc.	13	4,826
SailPoint, Inc. (a)	6	94
Salesforce, Inc.	114	24,201
Samsara, Inc. - Class A (a)	30	842
Strategy, Inc. - Class A (a)	30	4,491
Trimble, Inc. (a)	30	2,028
Tyler Technologies, Inc. (a)	6	2,216
Workday, Inc. - Class A (a)	24	4,215
		97,567
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	126	$17,859
Ciena Corp. (a)	18	4,532
F5, Inc. (a)	6	1,654
		24,045
Electronic Components - 0.4%
Coherent Corp. (a)	18	3,819
Corning, Inc.	96	9,912
Littelfuse, Inc.	2	648
		14,379
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	18	697
Ralliant Corp.	12	636
Zebra Technologies Corp. - Class A (a)	6	1,410
		2,743
Electronic Manufacturing Services - 0.2%
Flex Ltd. (a)	42	2,648
Jabil, Inc.	12	2,846
		5,494
Internet Services & Infrastructure - 0.7%
Akamai Technologies, Inc. (a)	18	1,749
GoDaddy, Inc. - Class A (a)	18	1,809
MongoDB, Inc. (a)	12	4,456
Okta, Inc. (a)	18	1,521
Snowflake, Inc. - Class A (a)	38	7,322
Twilio, Inc. - Class A (a)	18	2,168
VeriSign, Inc.	12	2,931
		21,956
IT Consulting & Other Services - 1.3%
Amdocs Ltd.	12	983
EPAM Systems, Inc. (a)	6	1,252
Gartner, Inc. (a)	8	1,677
Globant SA (a)	6	401
International Business Machines Corp.	114	34,964
Kyndryl Holdings, Inc. (a)	30	690
		39,967
Semiconductor Materials & Equipment - 3.3%
Amkor Technology, Inc.	12	580
Applied Materials, Inc.	99	31,910
Enphase Energy, Inc. (a)	18	666
Entegris, Inc.	18	2,125
KLA Corp.	18	25,703
Lam Research Corp.	155	36,186
Onto Innovation, Inc. (a)	6	1,212
Qnity Electronics, Inc.	24	2,308
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Teradyne, Inc.	18	$4,339
		105,029
Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)	198	46,873
Allegro MicroSystems, Inc. (a)	12	443
Analog Devices, Inc.	60	18,653
Astera Labs, Inc. (a)	14	2,109
Broadcom, Inc.	568	188,178
Cirrus Logic, Inc. (a)	6	782
GLOBALFOUNDRIES, Inc. (a)	12	506
Lattice Semiconductor Corp. (a)	18	1,449
MACOM Technology Solutions Holdings, Inc. (a)	6	1,314
Microchip Technology, Inc.	60	4,555
Micron Technology, Inc.	138	57,253
Monolithic Power Systems, Inc.	6	6,745
ON Semiconductor Corp. (a)	48	2,875
Qorvo, Inc. (a)	12	937
QUALCOMM, Inc.	132	20,010
Texas Instruments, Inc.	110	23,711
		376,393
Systems Software - 2.7%
Crowdstrike Holdings, Inc. - Class A (a)	30	13,242
Fortinet, Inc. (a)	78	6,338
Gitlab, Inc. - Class A (a)	18	630
Oracle Corp.	205	33,739
Palo Alto Networks, Inc. (a)	80	14,158
Rubrik, Inc. - Class A (a)	12	672
ServiceNow, Inc. (a)	126	14,743
Teradata Corp. (a)	12	342
UiPath, Inc. - Class A (a)	48	604
Zscaler, Inc. (a)	12	2,400
		86,868
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	6	795
Avnet, Inc.	12	749
CDW Corp.	18	2,275
TD SYNNEX Corp.	12	1,904
		5,723
Technology Hardware, Storage & Peripherals - 15.7%
Apple, Inc.	1,789	464,210
HP, Inc.	114	2,216
NetApp, Inc.	24	2,312
Pure Storage, Inc. - Class A (a)	36	2,503
Sandisk Corp. (a)	18	10,373
Super Micro Computer, Inc. (a)	60	1,747
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Western Digital Corp.	42	$10,510
		493,871
Total Information Technology		1,274,035

Materials - 4.6%
Aluminum - 0.1%
Alcoa Corp.	30	1,704

Commodity Chemicals - 0.1%
Dow, Inc.	84	2,314
Westlake Corp.	6	476
		2,790
Construction Materials - 0.7%
CRH PLC	86	10,527
Eagle Materials, Inc.	6	1,223
James Hardie Industries PLC (a)	18	414
Martin Marietta Materials, Inc.	7	4,563
Vulcan Materials Co.	18	5,410
		22,137
Copper - 0.1%
Southern Copper Corp.	12	2,284

Diversified Chemicals - 0.0% (b)
Huntsman Corp.	18	195

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	18	1,678
Corteva, Inc.	84	6,115
Mosaic Co.	36	990
		8,783
Forest Products - 0.0% (b)
Louisiana-Pacific Corp.	6	503

Gold - 0.6%
Anglogold Ashanti PLC	60	5,573
Newmont Corp.	132	14,830
		20,403
Industrial Gases - 1.1%
Air Products and Chemicals, Inc.	26	7,085
Linde PLC	58	26,504
		33,589
Metal, Glass & Plastic Containers - 0.0% (b)
AptarGroup, Inc.	6	750

The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.3%
Avery Dennison Corp.	12	$2,226
International Paper Co.	60	2,419
Packaging Corp. of America	12	2,671
Smurfit WestRock PLC	60	2,498
		9,814
Specialty Chemicals - 1.0%
Albemarle Corp.	12	2,048
Ashland, Inc.	6	367
DuPont de Nemours, Inc.	48	2,108
Ecolab, Inc.	30	8,460
Element Solutions, Inc.	24	698
International Flavors & Fragrances, Inc.	30	2,094
PPG Industries, Inc.	30	3,469
RPM International, Inc.	18	1,925
Sherwin-Williams Co.	30	10,639
Solstice Advanced Materials, Inc. (a)	18	1,112
		32,920
Steel - 0.3%
Nucor Corp.	30	5,332
Reliance, Inc.	6	1,977
Steel Dynamics, Inc.	18	3,232
		10,541
Total Materials		146,413

Real Estate - 0.4%
Real Estate Services - 0.4%
CBRE Group, Inc. - Class A (a)	36	6,132
CoStar Group, Inc. (a)	48	2,952
Jones Lang LaSalle, Inc. (a)	6	2,147
Total Real Estate		11,231

Utilities - 0.5%
Gas Utilities - 0.2%
Atmos Energy Corp.	18	2,994
MDU Resources Group, Inc.	24	492
National Fuel Gas Co.	12	1,005
		4,491
Independent Power Producers & Energy Traders - 0.1%
Talen Energy Corp. (a)	6	2,090

Multi-Utilities - 0.2%
Sempra	79	6,874

The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Renewable Electricity - 0.0% (b)
Brookfield Renewable Corp.	18	$750
Total Utilities		14,205
TOTAL COMMON STOCKS (Cost $3,027,327)		3,083,292

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Data Center REITs - 0.3%
Equinix, Inc.	12	9,851

Health Care REITs - 0.5%
Welltower, Inc.	84	15,822

Industrial REITs - 0.5%
EastGroup Properties, Inc.	6	1,090
Lineage, Inc.	6	214
Prologis, Inc.	114	14,884
Rexford Industrial Realty, Inc.	30	1,216
		17,404
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	18	3,198
Camden Property Trust	12	1,309
Mid-America Apartment Communities, Inc.	12	1,611
		6,118
Single-Family Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	24	1,516
Sun Communities, Inc.	18	2,294
		3,810
Timber REITs - 0.1%
Weyerhaeuser Co.	84	2,166
Total Real Estate		55,171
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $54,314)		55,171

TOTAL INVESTMENTS - 99.6% (Cost $3,081,641)		$3,138,463
Other Assets in Excess of Liabilities - 0.4%		12,160
TOTAL NET ASSETS - 100.0%		$3,150,623

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$3,138,463
Cash	11,457
Dividends receivable	1,409
Total assets	3,151,329

LIABILITIES:
Payable to adviser (See Note 3)	706
Total liabilities	706
NET ASSETS	$3,150,623

NET ASSETS CONSISTS OF:
Paid-in capital	$3,088,397
Total distributable earnings	62,226
Total net assets	$3,150,623

Net assets	$3,150,623
Shares issued and outstanding(a)	60,000
Net asset value per share	$52.51

COST:
Investments, at cost	$3,081,641

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

1

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)(a)

INVESTMENT INCOME:
Dividend income	$2,504
Less: Dividend withholding taxes	(185)
Total investment income	2,319

EXPENSES:
Investment advisory fee (See Note 3)	1,036
Total expenses	1,036
NET INVESTMENT INCOME (LOSS)	1,283

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	4,711
Investments	4,711
Net realized gain (loss)	4,711
Net change in unrealized appreciation (depreciation) on:
Investments	56,822
Net change in unrealized appreciation (depreciation)	56,822
Net realized and unrealized gain (loss)	61,533
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,816

(a) Inception date of the Fund was November 18, 2025.

The accompanying notes are an integral part of these financial statements.

2

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended January 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,283
Net realized gain (loss)	4,711
Net change in unrealized appreciation (depreciation)	56,822
Net increase (decrease) in net assets from operations	62,816

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(590)
Total distributions to shareholders	(590)

CAPITAL TRANSACTIONS:
Shares sold	3,088,397
Net increase (decrease) in net assets from capital transactions	3,088,397

NET INCREASE (DECREASE) IN NET ASSETS	3,150,623

NET ASSETS:
Beginning of the period	—
End of the period	$3,150,623

SHARES TRANSACTIONS
Shares sold	60,000
Total increase (decrease) in shares outstanding	60,000

(a) Inception date of the Fund was November 18, 2025.

The accompanying notes are an integral part of these financial statements.

3

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Manzil Russell Halal USA Broad Market ETF
1/31/2026(f)(g)	$49.84	0.05	2.64	2.69	(0.02)	(0.02)	$52.51	5.40%	$3,151	0.40%	0.50%	7%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was November 18, 2025.

The accompanying notes are an integral part of these financial statements.

4

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Manzil Russell Halal USA Board Market ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on November 18, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to to track the total return performance, before fees and expenses, of the Russell IdealRatings Manzil Halal USA Broad Market Custom Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the Nasdaq Stock Market (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from November 18, 2025 to January 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”),

5

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$3,083,292	$—	$—	$3,083,292
Real Estate Investment Trusts	55,171	—	—	55,171
Total Investments	$3,138,463	$—	$—	$3,138,463

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

7

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

8

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on November 18, 2025; therefore, no reclassifications have been made yet.

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Manzil Investment Advisors, LLC (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

9

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$146,828	$115,960

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$3,046,090	$—

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period, was as follows:

Period Ended January 31, 2026 (a) (Unaudited)
Ordinary Income
$590

(a)	Inception date of the Fund was November 18, 2025.

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

10

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on October 10, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Manzil Russell Halal USA Broad Market ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Manzil Investment Advisors, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s proposed management fee and net expense ratio were above the average of its peer group but within the peer group’s range. The Board noted that the Adviser believes that the management fee and expense ratio are reasonable given the paucity of directly competing products and the additional costs required to ensure the strategy’s Shariah compliance as well as compliance with the peace and social justice principles of the American Friends Service Committee (AFSC). The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board also noted that the Sub-Adviser does not manage any other accounts that follow a similar strategy. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as Fund assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026